Pay vs Performance Disclosure - USD ($)	12 Months Ended					19 Months Ended	41 Months Ended
	Feb. 28, 2025	Feb. 23, 2024	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021	Sep. 30, 2021	Feb. 28, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO [1]		Compensation Actually Paid to PEO [2]				Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Sara E. Armbruster	James P. Keane	Sara E. Armbruster	James P. Keane	Average Summary Compensation Table Total for Non-PEO Named Executive Officers 1	Average Compensation Actually Paid to Non-PEO Named Executive Officers 2	Total Shareholder Return 3	Peer Group Total Shareholder Return 3	Net Income ($ in millions)	Operating Income, as adjusted ($ in millions) 4

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$10,173,889	$—	$10,394,025	$—	$2,777,704	$2,843,018	$89	$93	$120.7	$141.0
2024	$6,151,938	$—	$12,287,968	$—	$2,196,231	$3,623,994	$90	$97	$81.1	$130.8
2023	$4,150,404	$—	$1,987,633	$—	$1,737,005	$1,205,713	$57	$76	$35.3	$89.9
2022	$5,420,546	$6,324,983	$4,795,416	$2,788,222	$1,212,915	$822,301	$82	$108	$4.0	$19.3
2021	$—	$7,407,174	$—	$6,841,476	$1,574,431	$1,445,052	$88	$106	$26.1	$89.2

Company Selected Measure Name	operating income
Named Executive Officers, Footnote	The amounts reported in columns (b) reflect total compensation reported in the Summary Compensation Table for Sara Armbruster and James Keane for the fiscal years in which they served as our PEO. For the fiscal years reported in the table, James Keane was our PEO from the beginning of fiscal year 2021 to October 2021, and Sara Armbruster was our PEO from October 2021 to the end of fiscal year 2025.
The amounts reported in column (d) reflect the average total compensation reported in the Summary Compensation Table for the Non-PEO Named Executive Officers for the applicable fiscal years as listed below:

2025	2024	2023	2022	2021
David C. Sylvester	David C. Sylvester	David C. Sylvester	David C. Sylvester	David C. Sylvester
Allan W. Smith, Jr.	Allan W. Smith, Jr.	Allan W. Smith, Jr.	Allan W. Smith, Jr.	Lizbeth S. O’Shaughnessy
Steven D. Miller	Lizbeth S. O’Shaughnessy	Lizbeth S. O’Shaughnessy	Lizbeth S. O’Shaughnessy	Sara E. Armbruster
Donna K. Flynn	Robert G. Krestakos	Robert G. Krestakos	Robert G. Krestakos	Allan W. Smith, Jr.
Lizbeth S. O’Shaughnessy			James N. Ludwig
Eddy F. Schmitt

Peer Group Issuers, Footnote	The dollar amounts in columns (f) and (g) represent TSR, calculated as the value at the end of the applicable fiscal year of an assumed $100 investment in our Class A Common Stock and a peer group, respectively, on the last trading day of fiscal year 2020. The peer group consists of HNI Corporation and MillerKnoll, Inc. Prior to their merger on July 19, 2021, the peer group included both Herman Miller, Inc. and Knoll, Inc. and prior to HNI Corporation’s acquisition of Kimball International, Inc. on June 1, 2023, the peer group included both HNI Corporation and Kimball International, Inc. The returns of each company in the peer group are weighted by their relative market capitalization at the beginning of each fiscal year.
Adjustment To PEO Compensation, Footnote
The following table reconciles Compensation Actually Paid to the Summary Compensation Table Total for Sara Armbruster and James Keane.

		2025	2024	2023	2022		2021
PEOs		Sara E. Armbruster	Sara E. Armbruster	Sara E. Armbruster	Sara E. Armbruster	James P. Keane	James P. Keane
Summary Compensation Table Total (column b)		$10,173,889	$6,151,938	$4,150,404	$5,420,546	$6,324,983	$7,407,174
–	Reported value of equity-based awards	$(6,254,266)	$(3,009,609)	$(2,347,280)	$(4,462,068)	$(5,057,410)	$(4,808,704)
+	Fiscal year-end fair value of outstanding and unvested equity-based awards granted in applicable fiscal year	$6,152,640	$6,322,413	$1,382,154	$3,723,104	$2,139,814	$4,434,838
+	Change in fair value of outstanding and unvested equity-based awards granted in prior fiscal years	$(146,790)	$1,625,793	$(1,132,864)	$(53,677)	$(516,320)	$(413,500)
+	Fair value as of vesting date of equity-based awards granted and vested in the applicable fiscal year	$625,583	$434,573	$47,312	$12,786	$111,510	$1,336,846
+	Change in fair value of equity-based awards granted in prior fiscal years that vested in the applicable fiscal year	$(541,296)	$502,522	$(413,320)	$(66,910)	$(583,160)	$(1,352,650)
+	Value of dividends or other earnings paid on equity-based awards not otherwise reflected in total compensation	$431,764	$274,759	$208,857	$118,563	$368,805	$255,437
–	Aggregate change in the actuarial present value of accumulated benefits under defined benefit and actuarial pension plans	$(123,370)	$(85,641)	$—	$—	$—	$(17,965)
+	Service cost of actuarial present value of benefits under defined benefit and actuarial pension plans	$75,871	$71,220	$92,370	$103,072	$—	$—
Total adjustments		$220,136	$6,136,030	$(2,162,771)	$(625,130)	$(3,536,761)	$(565,698)
Equals: Compensation Actually Paid (column c)		$10,394,025	$12,287,968	$1,987,633	$4,795,416	$2,788,222	$6,841,476

Non-PEO NEO Average Total Compensation Amount	$ 2,777,704	$ 2,196,231	$ 1,737,005	$ 1,212,915	$ 1,574,431
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,843,018	3,623,994	1,205,713	822,301	1,445,052
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles Compensation Actually Paid to the Summary Compensation Table Total for the average of the Non-PEO Named Executive Officers:

Average for Non-PEO Named Executive Officers		2025	2024	2023	2022	2021
Summary Compensation Table Total (column d)		$2,777,704	$2,196,231	$1,737,005	$1,212,915	$1,574,431
–	Reported value of equity-based awards	$(1,366,167)	$(753,626)	$(825,775)	$(611,901)	$(760,192)
+	Fiscal year-end fair value of outstanding and unvested equity-based awards granted in applicable fiscal year	$1,359,996	$1,525,941	$450,729	$278,335	$641,759
+	Change in fair value of outstanding and unvested equity-based awards granted in prior fiscal years	$(33,059)	$226,313	$(108,729)	$(60,239)	$(66,718)
+	Fair value as of vesting date of equity-based awards granted and vested in the applicable fiscal year	$125,192	$169,511	$61,160	$14,050	$250,223
+	Change in fair value of equity-based awards granted in prior fiscal years that vested in the applicable fiscal year	$(92,493)	$195,312	$(173,205)	$(75,576)	$(222,513)
+	Value of dividends or other earnings paid on equity-based awards not otherwise reflected in total compensation	$85,349	$69,737	$64,528	$46,577	$42,306
–	Aggregate change in the actuarial prevent value of accumulated benefits under defined benefit and actuarial pension plans	$(13,504)	$(5,425)	$—	$—	$(38,770)
+	Service cost of actuarial present value of benefits under defined benefit and actuarial pension plans	$—	$—	$—	$18,140	$24,526
Total adjustments		$65,314	$1,427,763	$(531,292)	$(390,614)	$(129,379)
Equals: Compensation Actually Paid (column e)		$2,843,018	$3,623,994	$1,205,713	$822,301	$1,445,052

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Financial Performance Measures
Net Income *
Operating Income *
Organic Revenue Growth
Revenue *
Relative Total Shareholder Return
Return on Invested Capital *

Total Shareholder Return Amount	$ 89	90	57	82	88
Peer Group Total Shareholder Return Amount	93	97	76	108	106
Net Income (Loss)	$ 120,700,000	$ 81,100,000	$ 35,300,000	$ 4,000,000.0	$ 26,100,000
Company Selected Measure Amount	141,000,000.0	130,800,000	89,900,000	19,300,000	89,200,000
Additional 402(v) Disclosure	The amounts reported in columns (c) and (e) represent Compensation Actually Paid to each of the PEOs and the average Compensation Actually Paid to the Non-PEO Named Executive Officers, respectively, calculated in accordance with Item 402(v) of Regulation S-K. Total compensation reported in the Summary Compensation Table is the starting point to determine Compensation Actually Paid, and then certain adjustments are made to those amounts with respect to equity-based and other compensation, as detailed below.
For equity-based awards granted during the fiscal year, the amount reported in the Stock Awards column of the Summary Compensation Table is replaced with the fair value of the awards at the end of the fiscal year or on the vesting date, if earlier. For equity-based awards made in prior fiscal years which vested during the fiscal year, the change in fair value from the end of the prior fiscal year to the vesting date is added, and for equity-based awards made in prior fiscal years that remained unvested at fiscal year end, the change in fair value from the end of the prior fiscal year to the end of the fiscal year is added. For any equity-based awards granted in a prior fiscal year that failed to meet the applicable vesting requirements during the fiscal year, the fair value at the end of the prior year is deducted. Finally, the dollar value of any dividends or other earnings paid on any equity-based awards in the fiscal year prior to the vesting date that are not otherwise included in total compensation are added.
For defined benefit and actuarial pension plans, the aggregate change in the actuarial present value of the NEO’s accumulated benefits under all such plans is replaced with the (i) service cost, calculated as the actuarial present value of the NEO’s benefits under all such plans attributable to services rendered during the fiscal year, and (ii) prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment.
	In accordance with Item 402(v) of Regulation S-K, we determined operating income, as adjusted by the Compensation Committee, as the most important financial performance measure (that is not otherwise disclosed in this table) we used to link Compensation Actually Paid to our NEOs for fiscal year 2025 to our performance, given its impact on the determination of the change in fair value of performance shares granted to the NEOs. For fiscal year 2025, the Committee approved adjustments to operating income for (1) restructuring costs and (2) a gain on the sale of land, net of variable compensation impacts. For fiscal year 2024, the Committee approved adjustments to operating income for (1) restructuring costs and (2) a decrease in the valuation of a contingent earnout liability. For fiscal year 2023, the Committee approved adjustments to operating income for (1) restructuring costs and (2) an increase in the valuation of a contingent earnout liability. For fiscal year 2022, the Committee approved adjustments to operating income for (1) a gain from a cost-method investment and (2) the incremental increase in CEO compensation during our CEO transition period. For fiscal year 2021, operating income was not used as a financial performance measure for incentive compensation purposes, so the Committee did not approve any adjustments, but we have presented fiscal year 2021 operating income, as adjusted to exclude (1) restructuring costs and (2) a goodwill impairment charge, consistent with adjustments historically approved by the Committee.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income *
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income *
Measure:: 3
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue *
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	Return on Invested Capital *
Sara E. Armbruster [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,173,889	$ 6,151,938	$ 4,150,404	$ 5,420,546
PEO Actually Paid Compensation Amount	10,394,025	12,287,968	1,987,633	4,795,416
PEO Name							Sara Armbruster
James P. Keane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				6,324,983	$ 7,407,174
PEO Actually Paid Compensation Amount				2,788,222	6,841,476
PEO Name						James Keane
PEO | Sara E. Armbruster [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,136	6,136,030	(2,162,771)	(625,130)
PEO | Sara E. Armbruster [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,254,266)	(3,009,609)	(2,347,280)	(4,462,068)
PEO | Sara E. Armbruster [Member] | Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,152,640	6,322,413	1,382,154	3,723,104
PEO | Sara E. Armbruster [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,790)	1,625,793	(1,132,864)	(53,677)
PEO | Sara E. Armbruster [Member] | Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	625,583	434,573	47,312	12,786
PEO | Sara E. Armbruster [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(541,296)	502,522	(413,320)	(66,910)
PEO | Sara E. Armbruster [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	431,764	274,759	208,857	118,563
PEO | Sara E. Armbruster [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,370)	(85,641)	0	0
PEO | Sara E. Armbruster [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,871	71,220	92,370	103,072
PEO | James P. Keane [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,536,761)	(565,698)
PEO | James P. Keane [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,057,410)	(4,808,704)
PEO | James P. Keane [Member] | Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,139,814	4,434,838
PEO | James P. Keane [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(516,320)	(413,500)
PEO | James P. Keane [Member] | Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				111,510	1,336,846
PEO | James P. Keane [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(583,160)	(1,352,650)
PEO | James P. Keane [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				368,805	255,437
PEO | James P. Keane [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(17,965)
PEO | James P. Keane [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,314	1,427,763	(531,292)	(390,614)	(129,379)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,366,167)	(753,626)	(825,775)	(611,901)	(760,192)
Non-PEO NEO | Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,359,996	1,525,941	450,729	278,335	641,759
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,059)	226,313	(108,729)	(60,239)	(66,718)
Non-PEO NEO | Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,192	169,511	61,160	14,050	250,223
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,493)	195,312	(173,205)	(75,576)	(222,513)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,349	69,737	64,528	46,577	42,306
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,504)	(5,425)	0	0	(38,770)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 18,140	$ 24,526